CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Leased-and-operated hotels	$ 345,244	2,172,934	1,707,771	1,288,898
Franchised-and-managed hotels	33,786	212,644	130,579	44,965
Total revenues	379,030	2,385,578	1,838,350	1,333,863
Less: Business tax and related taxes	21,605	135,981	99,857	73,672
Net revenues	357,425	2,249,597	1,738,493	1,260,191
Operating costs and expenses:
Hotel operating costs	270,633	1,703,337	1,180,202	1,004,472
Selling and marketing expenses	15,055	94,754	70,786	57,818
General and administrative expenses	25,431	160,062	119,989	83,666
Pre-opening expenses	29,282	184,298	111,210	37,821
Total operating costs and expenses	340,401	2,142,451	1,482,187	1,183,777
Income from operations	17,024	107,146	256,306	76,414
Interest income	2,877	18,111	15,945	1,871
Interest expense	140	882	2,682	8,787
Other income	421	2,649	2,564
Foreign exchange gain (loss)	2,531	15,930	6,923	(60)
Income before income taxes	22,713	142,954	279,056	69,438
Tax expense	3,943	24,816	57,262	17,990
Net income	18,770	118,138	221,794	51,448
Less: net income attributable to noncontrolling interest	525	3,306	6,043	8,903
Net income attributable to ordinary shareholders	$ 18,245	114,832	215,751	42,545
Net earnings per share:
Basic	$ 0.08	0.47	1.05	0.24
Diluted	$ 0.08	0.47	0.92	0.23
Weighted average number of shares used in computation:
Basic	241,928,286	241,928,286	198,517,280	57,562,440
Diluted	246,181,202	246,181,202	234,480,894	183,631,885